Earnings per Share - Anti-dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted Stock Awards
Earnings per Share
Antidilutive securities (in shares)			29,828
Restricted Stock Unit Awards
Earnings per Share
Antidilutive securities (in shares)	1,359,088	823,446	59,434
Performance Share Unit Awards
Earnings per Share
Antidilutive securities (in shares)	1,125,706	586,325	209,870
Class B common stock
Earnings per Share
Economic interests/rights (as a percent)	0.00%
Series A preferred stock
Earnings per Share
Antidilutive securities (in shares)	31,405,672